Financial (Income) and Expenses - Schedule of Financial (Income) and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial (Income) and Expenses [Abstract]
Revaluation of financial liabilities at fair value through profit or loss	$ 36	$ (306)	$ (108)
Foreign currency transaction income	(77)	(233)	530
Finance expense in respect of lease liability			(143)
Others	(1)	10	(4)
Total expenses (Income)	$ (42)	$ (529)	$ 275